DESCRIPTION OF BUSINESS (Tables)	12 Months Ended
Dec. 31, 2010
DESCRIPTION OF BUSINESS
Schedule of shareholders of record and their respective percentage direct interests in outstanding shares

	December 31,
	2010	2009
Sistema	33.2%	33.2%
Sistema Holding Limited ("Sistema Holding"), a subsidiary of Sistema	10.1%	10.1%
Invest-Svyaz CJSC ("Invest-Svyaz"), a subsidiary of Sistema	8.4%	8.4%
VAST LLC ("VAST"), a subsidiary of Sistema	—	3.1%
Sistema Telecom Activy LLC ("STA"), a subsidiary of Sistema	3.1%	—
ADS Holders	40.6%	40.6%
Free float, GDR Holders and others	4.6%	4.6%

	100.0%	100.0%